OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2022 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22595

FSI Low Beta Absolute Return Fund
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Simon H. Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(918) 585-5858

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

Shares	Private Funds (a) - 88.4%	Initial Acquisition Date	Cost	Value
Event Driven Strategies - 22.7%
806	Corre Opportunities Offshore Fund, Ltd., Series AU 2015-05	5/1/2015	$838,685	$1,179,145
9,750	Omni Event Fund Ltd., Class B	4/1/2019	1,000,000	1,047,169
1,623	Pluscios Offshore Fund, SPC, Class F, Series 2013-07 (b)	9/1/2013	1,705,882	1,847,694
900	Pluscios Offshore Fund, SPC, Class F, Series 2014-06 (b)	6/1/2014	900,000	918,369
1,135	Pluscios Offshore Fund, SPC, Class F, Series 2017-01 (b)	11/1/2015	1,129,000	1,260,944
			5,573,567	6,253,321
Long/Short Equity Strategies - 8.0%
1,300	Eminence Fund, Ltd., Class A, Initial Series	7/1/2014	928,798	1,307,012
265	Marcato International Ltd., Class A, Sub Class A1 Initial Series	1/1/2014	427,803	207,097
138	Miura Global Fund, Ltd., Class AA Sub Class II, Initial Series	7/1/2013	497,570	679,375
			1,854,171	2,193,484
Multi Strategies - 42.4%
32,252	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	1/1/2014	3,306,633	4,802,429
1,243	Millenium International, Ltd., Class EE Sub Class III, Series 01A	8/1/2013	1,842,162	2,959,929
15,299	Titan Masters International Fund, Ltd., Class M 10-18	6/1/2014	2,632,276	2,954,615
529	Verition International Multi-Strategy Fund Ltd., Class C, Series 1 (2014.06)	1/31/2018	750,000	953,697
			8,531,071	11,670,670
Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage - 5.7%
3,805	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 1	9/1/2013	590,889	653,338
537	Varadero International, Ltd., Class A, Series 0113, Tranche 2	1/2/2018	750,000	932,202
			1,340,889	1,585,540
Relative Value Strategies: General - 9.6%
114	Hildene Opportunities Offshore Fund, Ltd., Series 1 August 2008	9/1/2013	427,611	918,296
19	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	11/1/2013	476,800	704,639
26	Pine River Fixed Income Fund, Ltd., Class A, Series 60	6/1/2014	26,207	17,080
1,000	Rose Grove Offshore Fund I, Ltd., Class A, Series 1019	10/1/2019	1,000,000	1,015,699
			1,930,618	2,655,714

	Total Private Funds		$19,230,316	$24,358,729

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2019 (Unaudited)

Contracts	Put Option Contracts - 0.2%	Notional Amount	Cost	Value
40	S&P 500 Index Option, 12/20/2019 at $3,040	$12,563,920	$92,128	$42,240

Shares	Money Market Funds - 11.6%	Cost	Value
959,772	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 1.53% (c)	$959,772	$959,772
2,248,458	Goldman Sachs Financial Square Government Fund - FST Shares, 1.52% (c)	2,248,458	2,248,458
	Total Money Market Funds	$3,208,230	$3,208,230

	Investments in Securities, at Value - 100.2% (Note 2)	$22,530,674	$27,609,199

	Liabilities in Excess of Other Assets - (0.2%)		(57,304)

	Net Assets - 100.0%		$27,551,895

(a)	Private Funds include investment funds that are organized outside of the United States and are not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and investment funds that invest in other investment funds that are not registered under the 1940 Act. All are non-income producing securities.
(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	The rate shown is the 7-day effective yield as of November 30, 2019.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2019 (Unaudited)

Value (d)	Strategy	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of November 30, 2019
$6,253,321	Event Driven Strategies (e)	Monthly- Quarterly	60-90	$-
2,193,484	Long/Short Equity Strategies (f)	Monthly- Quarterly	45-60	-
11,670,670	Multi Strategies (g)	Monthly- Quarterly	45-90	-
1,585,540	Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage (h)	Quarterly	90	-
2,655,714	Relative Value Strategies: General (i)	Monthly- Quarterly	45-180	-

(d)	Values of Private Funds have been estimated using the net asset value per share (practical expedient) as of November 30, 2019 (Note 1).

(e)	Event Driven Strategies include strategies that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and/or (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy). These strategies may utilize long and short positions and portfolios typically have a long or short bias. 19% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but redemptions of 90% or more of their total value are subject to an audit holdback until completion of the audit as of November 30, 2019. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2019.

(f)	Long/Short Equity Strategies include strategies that purchase long and sell short equity securites of U.S. and foreign issuers. Investments may focus on specific regions, sectors or types of equity securities. Long and short positions may not be invested in equal amounts and, as such, may not seek to neutralize general market risk. Portfolios typically have a long or short bias. 60% of the Private Funds emplying these strategies can be redeemed with no restrictions but are subject to a 5% audit holdback as of November 30, 2019. 9% of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of November 30, 2019. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2019.

(g)	Multi Strategies include strategies that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (h or i) below) and Long/Short Equity Strategies (see (f) above). 34% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of November 30, 2019. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2019.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND

SCHEDULE OF INVESTMENTS (Continued)

November 30, 2019 (Unaudited)

(h)	Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage include strategies that: (1) generally purchase fixed income securities of U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and/or (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers such as banks, corporations, governments and financial institutions as well as mortgage-backed securities to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy). 59% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of November 30, 2019. The remaining Private Funds employing these strategies can be redeemed with no restrictions but are subject to a 5% audit holdback as of November 30, 2019.

(i)	Relative Value Strategies: General include strategies that: (1) employ Fixed Income Hedge or Fixed Income Arbitrage Strategies (see (i) above); and/or (2) simultaneously purchase convertible securities of U.S. and foreign issuers and then sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy). 38% of the Private Funds employing these strategies cannot be redeemed within 12 months of purchase without payment of a redemption penalty ranging from 3% to 5% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is 10 months as of November 30, 2019. 27% of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a 20% investor level gate as of November 30, 2019. 1% of the Private Funds employing these strategies are in the process of being fully liquidated and are no longer accepting redemption requests. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2019.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

1.	Security Valuation

FSI Low Beta Absolute Return Fund (the “Fund”) computes its net asset value (“NAV”) as of the last business day of each month. In determining its NAV, the Fund values its investments as of such month-end. The Board of Trustees has approved procedures pursuant to which the Fund’s Valuation Committee will value the Fund’s investments in Private Funds at fair value. As a general matter, the fair value of the Fund’s interest in a Private Fund will represent the amount that the Fund could reasonably expect to receive from a Private Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Private Fund in accordance with the Private Fund’s valuation policies and reported at the time that the Valuation Committee values the Private Fund. In the unlikely event that a Private Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee would determine the fair value of such Private Fund based on the most recent value reported by the Private Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values the Private Fund.

Consistent with the Fund’s valuation procedures, option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts which are traded on a commodities exchange are valued at their closing settlement price on the exchange on which they are primarily traded and over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities as determined by the Valuation Committee in accordance with the Fund’s valuation procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical assets

• Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments, by security type, and other financial instruments as of November 30, 2019:

		Fair Value Measurements at the End of the Reporting Period Using
	11/30/2019	Level 1	Level 2	Level 3
Investments in Securities:
Private Funds*
Event Driven Strategies	$6,253,321	$-	$-	$-
Long/Short Equity Strategies	2,193,484	-	-	-
Multi Strategies	11,670,670	-	-	-
Relative Value Strategies: Fixed Income
Hedge and Fixed Income Arbitrage	1,585,540	-	-	-
Relative Value Strategies: General	2,655,714	-	-	-
Put Option Contracts	42,240	42,240	-	-
Money Market Funds	3,208,230	-	3,208,230	-
Total	$27,609,199	$42,240	$3,208,230	$-

*	Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy in accordance with ASU 2015-07.

The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2019.

2.	Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2019:

Tax cost of portfolio investments	$27,861,205
Gross unrealized appreciation	$-
Gross unrealized depreciation	(294,246)
Net unrealized depreciation	$(294,246)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to holdings classified as passive foreign investment companies (PFICs) and derivatives disclosures.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FSI Low Beta Absolute Return Fund

By (Signature and Title) *		/s/ Gary W. Gould
Gary W. Gould, President

Date	January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *		/s/ Gary W. Gould
Gary W. Gould, President

Date	January 27, 2020

By (Signature and Title) *		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 27, 2020

*	Print the name and title of each signing officer under his or her signature.